Income Taxes, Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of unrecognized income tax benefits
Unrecognized tax benefit, beginning balance	$ 26,460,000	$ 28,745,000	$ 32,547,000
Additions for tax positions of current year	5,925,000	6,656,000	4,487,000
Additions for tax positions of prior years	1,501,000	854,000	332,000
Reductions for tax positions of prior years	(45,000)	(115,000)	(1,104,000)
Reductions for settlements of tax positions	(576,000)		(244,000)
Reductions for lapses in statutes of limitations	(4,452,000)	(9,680,000)	(7,273,000)
Unrecognized tax benefit, ending balance	28,813,000	26,460,000	28,745,000
Effect of unrecognized tax benefit on income tax expense	$ 18,700,000	$ 17,200,000	$ 18,700,000